Transactions with Related Parties, detail 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions
Fixed and Variable fees	$ 13,511	$ 11,611	$ 10,764
Supervision Fees	550	1,925	1,925
Acquisition and Sales Fees	$ 700	$ 972	$ 1,160